Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases
The annual future minimum operating lease payments for premises for the next five years are as follows:

For the year ending December 31,
2019	$6,003
2020	6,091
2021	6,091
2022	5,098
2023 and thereafter	12,382
$35,665